UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07583

                            HSBC ADVISOR FUNDS TRUST

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219


Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end:     October 31, 2007

Date of reporting period:    January 31, 2007

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

        File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR SHARES)

Schedule of Portfolio Investments
January 31, 2007
(Unaudited)
                                                                       VALUE($)
                                                                      ----------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.3%)

HSBC Investor Core Plus Fixed Income Portfolio                        81,835,538
                                                                      ----------

TOTAL INVESTMENTS- 100.3%                                             81,835,538
                                                                      ==========

------------
Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)
                                                                       VALUE($)
                                                                     -----------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (99.9%)

HSBC Investor International Equity Portfolio                         305,154,077
                                                                     -----------

TOTAL INVESTMENTS- 99.9%                                             305,154,007
                                                                     ===========

------------
Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)
                                                                       VALUE($)
                                                                     -----------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.0%)

HSBC Investor Small Cap Equity Portfolio                             178,918,812
                                                                     -----------

TOTAL INVESTMENTS- 100.0%                                            178,918,812
                                                                     ===========

------------
Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)
                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 51.0%
FEDERAL HOME LOAN MORTGAGE CORP. - 10.6%
Pool #1B2655, 4.15%, 12/1/34, (a)                        1,424,758     1,418,054
Pool #1J1313, 6.57%, 6/1/36, (a)                         1,910,572     1,929,977
Pool #C00368, 8.50%, 10/1/24                                32,877        35,204
Pool #C00922, 8.00%, 2/1/30                                208,806       219,548
Pool #C54447, 7.00%, 7/1/31                                 39,259        40,492
Pool #C60712, 6.50%, 11/1/31                               623,027       637,548
Pool #C80387, 6.50%, 4/1/26                                 32,601        33,423
Pool #D62926, 6.50%, 8/1/25                                 20,239        20,711
Pool #G01317, 7.00%, 10/1/31                               165,879       171,088
TBA February, 5.50%, 2/15/37                             1,500,000     1,476,093
TBA March, 6.00%, 3/15/36                                1,900,000     1,906,532
TBA March, 5.50%, 3/15/37                                4,450,000     4,377,687
                                                                      ----------
                                                                      12,266,357
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.9%
Pool #253438, 8.50%, 9/1/30                                 50,636        54,389
Pool #329530, 7.00%, 12/1/25                                82,906        85,547
Pool #329655, 7.00%, 11/1/25                                40,285        41,568
Pool #356905, 7.41%, 10/1/36, (a)                          201,378       204,070
Pool #398958, 6.50%, 10/1/12                                66,029        67,519
Pool #535332, 8.50%, 4/1/30                                 46,959        50,417
Pool #535440, 8.50%, 8/1/30                                 54,082        58,091
Pool #548965, 8.50%, 7/1/30                                 55,272        59,369
Pool #568486, 7.00%, 1/1/31                                 39,701        40,962
Pool #573752, 8.50%, 2/1/31                                 45,522        48,896
Pool #575328, 6.50%, 4/1/31                                 50,329        51,500
Pool #872138, 6.00%, 9/1/36                              1,284,966     1,289,183
TBA February, 5.00%, 2/15/37                             1,050,000     1,007,344
TBA March, 5.00%, 3/15/21                                1,210,000     1,183,153
TBA March, 5.50%, 3/1/35                                 5,610,000     5,515,331
TBA March, 6.00%, 3/1/36                                 2,900,000     2,909,063
TBA March, 6.50%, 3/1/36                                 1,910,000     1,941,038
TBA March, 5.00%, 3/15/36                                6,320,000     6,063,250
                                                                      ----------
                                                                      20,670,690
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
Pool #346406, 7.50%, 2/15/23                                52,760        55,030
Pool #412530, 7.50%, 12/15/25                               84,495        88,259
Pool #781300, 7.00%, 6/15/31                               155,707       161,070
TBA March, 6.00%, 3/1/34                                 1,080,000     1,089,786
                                                                      ----------
                                                                       1,394,145
                                                                      ----------
U.S. TREASURY BONDS - 5.8%
4.50%, 2/15/36                                           7,210,000     6,739,100
                                                                      ----------

U.S. TREASURY INFLATION PROTECTED BONDS - 0.5%
2.50%, 7/15/16                                             550,000       553,891
                                                                      ----------

U.S. TREASURY NOTES - 15.0%
4.875%, 5/31/08                                          1,650,000     1,647,035
5.125%, 6/30/08                                            350,000       350,547
4.875%, 10/31/08                                           800,000       798,718
4.50%, 2/15/09                                           1,550,000     1,537,225
4.625%, 12/31/11                                         1,165,000     1,154,715
4.75%, 1/31/12                                             445,000       443,679

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
4.25%, 8/15/14                                           3,800,000     3,663,139
4.625%, 11/15/16                                         7,970,000     7,846,712
                                                                      ----------
                                                                      17,441,770
                                                                      ----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
  (COST $59,514,742)                                                  59,065,953
                                                                      ----------

CORPORATE OBLIGATIONS - 20.4%
BANKS - 0.3%
JP Morgan Chase Bank NA, 2.53%, 1/3/12 (b) **              845,000       366,850
                                                                      ----------

BUILDING PRODUCTS - 1.8%
Black & Decker, 5.75%, 11/15/16                            850,000       839,923

Masco Corp., 6.125%, 10/3/16                             1,200,000     1,209,010
                                                                      ----------
                                                                       2,048,933
                                                                      ----------
COLLEGES & UNIVERSITIES - 1.9%
Tulane University of Louisiana, 6.17%,                   2,200,000     2,200,000
                                                                      ----------
11/15/12, (a) (c)

ELECTRIC - 0.9%
Progress Energy, Inc., 5.77%, 11/14/08,                  1,000,000     1,002,038
                                                                      ----------
Callable 11/14/06 @ 100 (a)

FINANCE - 7.3%
Ford Motor Credit Corp., 5.80%, 1/12/09                  1,250,000     1,226,764

General Motors Acceptance Corp.,                         2,250,000     2,219,235
4.375%, 12/10/07

International Lease Finance Corp.,                       1,000,000     1,007,272
5.69%, 7/1/11, (a)

JP Morgan Chase & Co., 5.49%, 5/16/11 (a)                2,000,000     2,001,609

Preferred Term Securities Ltd., 8.79%,                     895,548     1,014,209
9/15/30, Callable 9/15/10 @ 104.395 (c)

Preferred Term Securities XXII Ltd.,                     1,100,000     1,101,375
                                                                      ----------
5.70%, 9/22/36, Callable 6/22/11 @ 100 (a) (c)
                                                                       8,570,464
                                                                      ----------
HOTELS & LODGING - 0.5%
Wyndham Worldwide, 6.00%, 12/1/16 (c)                      600,000       591,648
                                                                      ----------

OFFICE EQUIPMENT & SERVICES - 1.3%
Xerox Corp., 6.11%, 12/18/09, (a)                          550,000       555,500

Xerox Corp., 6.875%, 8/15/11                               950,000       985,625
                                                                      ----------
                                                                       1,541,125
RESTAURANTS, LODGING & HOSPITALITY - 0.4%
Aramark Corp., 8.50%, 2/1/15, Callable                     450,000       460,688
                                                                      ----------
2/1/11 @ 104.25 (c)

RETAIL - 1.9%
Federated Retail Holdings, Inc., 5.90%, 12/1/16            900,000       896,594

Home Depot, Inc., 5.49%, 12/16/09 (a)                    1,250,000     1,251,420
                                                                      ----------
                                                                       2,148,014
                                                                      ----------
TELECOMMUNICATIONS - 2.8%
AOL Time Warner, Inc., 7.70%, 5/1/32                       500,000       565,394

AT&T, Inc., 5.10%, 9/15/14                               1,150,000     1,112,342

Time Warner Entertainment Co.,                           1,300,000     1,527,368
                                                                      ----------

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
8.375%, 3/15/23
                                                                       3,205,104
                                                                      ----------
TRANSPORTATION - 1.3%
Burlington Northern Santa Fe Railway                       298,615       332,305
Co., 7.57%, 1/2/21

Union Pacific Corp., 6.85%, 1/2/19                       1,161,581     1,231,450
                                                                      ----------
                                                                       1,563,755
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS (COST $23,636,818)                        23,698,619
                                                                      ----------

ASSET BACKED SECURITIES - 18.3%
Americredit Auto Receivables Trust                         438,897       436,043
Series 2004-DF, Class A3, 2.98%, 7/6/09

Americredit Auto Receivables Trust                       1,888,558     1,880,211
Series 2005-CF, Class A3, 4.47%, 5/6/10

Asset Backed Funding Certificates Series                   738,743       723,847
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                     1,080,301     1,078,761
Series 2006-1, Class A2A, 5.03%, 9/15/08

Capital One Auto Finance Trust Series                      600,000       600,246
2006-B, Class A2, 5.53%, 5/15/09

Citigroup Mortgage Loan Trust, Inc.,                       532,813       528,814
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Asset-Backed Certificates                    1,060,000     1,051,686
Series 2006-S4, Class A3, 5.80%, 7/25/34

GE Business Loan Trust Series                            1,510,482     1,509,706
2006-2A, Class A, 5.50%, 11/15/34 (a) (c)

GE Equipment Small Ticket LLC Series                     2,000,000     1,990,147
2005-2A, Class A3, 4.88%, 10/22/09 (c)

GMAC Mortgage Corp. Loan Trust                             900,000       900,350
Series 2006-HE3, Class A3, 5.805%, 10/25/36

GSAA Home Equity Trust Series                              870,000       872,861
2006-15, Class AF3A, 5.88%, 9/25/36

MBNA Credit Card Master Note Trust                       2,000,000     2,001,250
Series 2006-A4, Class A4, 5.31%, 9/15/11 (a)

Nomura Asset Acceptance Corp. Series                       750,000       745,763
2006-AP1, Class A2, 5.515%, 2/25/36

SLM Student Loan Trust Series                            1,548,641     1,551,937
2003-12, Class A3, 5.48%, 12/15/15 (a)

SLM Student Loan Trust Series 2005-A,                    2,154,362     2,154,103
Class A1, 5.40%, 6/15/18, (a)

Target Credit Card Master Trust Series                   3,200,000     3,201,790
2002-1, Class A, 5.49%, 6/27/11, (a)                                  ----------

TOTAL ASSET BACKED SECURITIES (COST $21,235,604)                      21,227,515
                                                                      ----------

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.0%
Banc of America Mortgage Securities                      1,100,000     1,083,177
Series 2005-D, Class 2A4, 4.78%, 5/25/35 (a)

Countrywide Home Loans Series                            1,076,227     1,085,260
2003-8, Class A2, 5.82%, 5/25/18, (a)

Countrywide Home Loans Series                            1,432,207     1,426,970
2005-HYB8, Class 2A1, 5.31%, 12/20/35 (a)

Deutsche Mortgage Securities, Inc., Series               1,023,197     1,015,010
2006-WF1, Class 1A1, 5.05%, 6/26/35 (a)

Fannie Mae IO Series 2000-16, Class                         51,309         2,361
PS, 3.28%, 10/25/29 (d)

Fannie Mae IO Series 2000-32, Class                         12,713           289
SV, 3.28%, 3/18/30 (d)

Fannie Mae IO Series 2001-4, Class SA,                     257,162        16,001
2.23%, 2/17/31 (d)

Fannie Mae IO Series 270, Class 2,                          53,219        12,360
8.50%, 9/1/23 (d)

Fannie Mae IO Series 296, Class 2,                          63,419        14,303
8.00%, 4/1/24 (d)

Fannie Mae IO Series 306, Class IO,                         75,827        18,484
8.00%, 5/1/30 (d)

FHA Weyerhauser, 7.43%, 1/1/24 (e) (f)                      33,721        33,721

Freddie Mac IO Series 1534, Class K,                       164,263         6,500
2.025%, 6/15/23 (d)

Freddie Mac IO Series 2141, Class SD,                      129,779        12,050
2.80%, 4/15/29 (d)

Freddie Mac IO Series 2247, Class SC,                       76,141         2,305
2.15%, 8/15/30 (d)

Freddie Mac Reference Remic Series                       1,632,738     1,640,483
R008, Class FK, 5.72%, 7/15/23 (a)

Freddie Mac Series 2962, Class CJ,                       1,779,784     1,777,940
5.50%, 11/15/23

Freddie Mac Series 3212, Class BK,                         900,000       863,238
5.50%, 9/15/36

Government National Mortgage                                71,467         5,196
Association IO Series 1999-30, Class S,
3.28%, 8/16/29 (d)

Government National Mortgage                                93,154         5,425
Association IO Series 1999-30, Class SA,
2.68%, 4/16/29 (d)

Government National Mortgage                                 9,990            85
Association IO Series 1999-32, Class SB,
2.65%, 7/16/27 (d)

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
J.P. Morgan Alternative Loan Trust                       2,044,703     2,035,693
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                       1,439,958     1,447,906
Series 2006-3AR, Class 2A3, 5.89%, 3/25/36 (a)

Residential Asset Securitization Trust                     672,111       674,738
Series 2006-A1, Class 1A3, 6.00%, 4/25/36

Residential Asset Securitization Trust,                  1,892,299     1,898,126
                                                                      ----------
Series 2003-A15, Class 1A2, 5.77%, 2/25/34 (a)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $15,140,076)          15,077,621
                                                                      ----------

COMMERCIAL MORTGAGE BACKED SECURITIES - 10.6%
Bear Stearns Commercial Mortgage                         1,100,000     1,100,222
Securities Series 2006-T24, Class A4,
5.54%, 10/12/41

Citigroup Commercial Mortgage Trust                      1,100,000     1,097,148
Series 2006-C5, Class A2, 5.38%, 10/15/49

Citigroup/Deutsche Bank Commercial                       1,100,000     1,103,943
Mortgage Series 2006-CD3, Class A2,
5.56%, 10/15/48

Commercial Mortgage Pass-Through                           534,071       534,204
Certificate Series 2005-FL11, Class A1,
5.47%, 11/15/17 (a) (c)

Commercial Mortgage Pass-through                         2,195,894     2,195,884
Certificate Series 2006-FL12, Class A2,
5.42%, 12/15/20 (a) (c)

CWCapital Cobalt Series 2006-C1,                         1,232,000     1,216,053
Class A2, 5.17%, 8/15/48

DLJ Mortgage Acceptance Corp. IO                           156,616         1,390
Series 1997-CF1, Class S, 0.86%,
5/15/30 (d) (e)

GMAC Commercial Mortgage                                 1,331,169     1,372,444
Securities, Inc. Series 1999-C3, Class A2,
7.18%, 8/15/36

GS Mortgage Securities Corp. IO Series                     359,232         1,372
1997-GL, Class X2, 0.82%, 7/13/30 (d) (e)

LB-UBS Commercial Mortgage Trust                            11,466        11,471
Series 2000-C3, Class A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                         1,100,000     1,088,129
Series 2006-C6, Class A4, 5.37%, 9/15/39

LB-UBS Commercial Mortgage Trust                           650,000       647,143
Series 2006-C7, Class A2, 5.30%, 11/15/38

Morgan Stanley Capital I Series                          1,000,000       985,249
2006-HQ10, Class A4, 5.33%, 11/12/41

Washington Mutual Commercial                               996,936       990,326

Mortgage Securities Trust Series                                      ----------
2006-SL1, Class A, 5.30%, 11/23/43 (a) (c)

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $12,444,747)        12,344,978
                                                                      ----------

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
FOREIGN BONDS - 8.4%
BRITISH VIRGIN ISLANDS - 0.6%
C10 Capital SPV Ltd., 6.72%,                               450,000       447,143
12/31/49, Callable 12/31/16 @ 100 (c)

C5  Capital SPV Ltd., 6.195%,                              200,000       197,548
12/31/47, Callable 12/31/11 @ 100 (a) (c)                            -----------
                                                                         644,691
                                                                     -----------
CANADA - 2.0%
ConocoPhillips Canada Corp., 5.625%, 10/15/16            1,700,000     1,701,723

Nova Chemicals Corp., 6.50%, 1/15/12                       600,000       567,000
                                                                     -----------
                                                                       2,268,723
                                                                     -----------
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill,                          300,000       274,323
13.00%, 10/22/07 (b) (c)                                             -----------

ICELAND - 1.9%
Glitnir Banki HF, 5.83%, 1/18/12 (a) (c)                 1,000,000       997,043

Kaupthing Bank, 6.06%, 1/15/10 (a) (c)                     500,000       503,404

Kaupthing Bank, 5.75%, 10/4/11 (c)                         750,000       749,084
                                                                     -----------
                                                                       2,249,531
                                                                     -----------
ISRAEL - 0.5%
State of Israel, 5.50%, 11/9/16, **                        600,000       589,997
                                                                     -----------

KOREA - 1.2%
Citibank Korea Inc., 4.68%, 6/18/13,                     1,400,000     1,388,197
Callable 6/18/08 @ 100 (a)                                           -----------

NETHERLANDS - 0.2%
ING Bank NV, 1.41%, 1/1/14, (c) **                         600,000       253,969
                                                                     -----------

UNITED KINGDOM - 1.8%
Barclays Bank plc, 5.93%, 12/15/16, (c)                    700,000       705,264

Granite Master Issuer plc Series 2005-4,                 1,400,000     1,400,540
                                                                     -----------
Class A3, 5.445%, 12/20/54, (a)                                        2,105,804
                                                                     -----------
TOTAL FOREIGN BONDS (COST $9,755,754)                                  9,775,235
                                                                     -----------

INVESTMENT COMPANIES - 0.8%
HSBC Investor Money Market Fund                            969,754       969,754
                                                                     -----------
Class I Shares, 5.23%, (g) *
TOTAL INVESTMENT COMPANIES (COST $969,754)                               969,754
                                                                     -----------

TOTAL INVESTMENTS (COST $142,697,495) - 122.5%                       142,159,675
                                                                     ===========

------------
Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2007. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Discount note. Rate presented indicates the effective yield at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an

     Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on January 31, 2007. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(f) Security was fair valued as of January 31, 2007. Represents 0.03% of net assets.

(g) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

*    Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

AMBAC - American Municipal Bank Assurance Corp.
IO - Interest-Only security. Represents 0.08% of net assets.
LOC - Letter of Credit.
TBA - Security was traded on a "to be announced" basis. Represents 23.66% of net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
COMMON STOCKS - 97.7%
AUSTRALIA - 4.0%
Coles Myer, Ltd.                                           148,900     1,649,667
Macquarie Airports                                         966,900     2,673,423
National Australia Bank Ltd.                                96,400     3,033,640
QBE Insurance Group Ltd.                                   154,900     3,716,734
Zinifex Ltd.                                               235,900     3,059,800
                                                                      ----------
                                                                      14,133,264
                                                                      ----------
AUSTRIA - 1.7%
Omv AG                                                      49,300     2,663,624
Voestalpine AG                                              59,600     3,475,537
                                                                      ----------
                                                                       6,139,161
                                                                      ----------
BELGIUM - 1.3%
Fortis                                                     106,100     4,466,839
                                                                      ----------

BRAZIL - 1.6%
Gerdau SA ADR                                               75,150     1,270,035
Petroleo Brasileiro SA ADR                                  27,700     2,456,990
Unibanco ADR                                                 8,100       768,123
Usinas Siderurgicas de Minas Gerais SA                      30,200     1,141,234
                                                                      ----------
                                                                       5,636,382
                                                                      ----------
CANADA - 2.4%
EnCana Corp.                                                59,500     2,854,888
Gerdau Ameristeel Corp.                                    161,000     1,628,474
ING Canada, Inc.                                                 1            36
IPSCO, Inc.                                                 16,449     1,663,537
Nexen, Inc.                                                     17         1,048
Teck Cominco, Ltd., B shares                                32,300     2,381,936
                                                                      ----------
                                                                       8,529,919
                                                                      ----------
CHINA - 0.3%
China Petroleum & Chemical Corp.                           592,000       494,432
China Telecom Corp., Ltd.                                1,264,000       610,666
                                                                      ----------
                                                                       1,105,098
                                                                      ----------
DENMARK - 1.3%
BASF AG                                                     48,300     4,669,383
                                                                      ----------

FINLAND - 0.3%
Nokia Oyj                                                   52,100     1,152,229
                                                                      ----------

FRANCE - 13.7%
Air France-KLM                                              28,700     1,294,187
BNP Paribas SA                                              64,580     7,231,970
Credit Agricole SA                                          98,989     4,261,756
France Telecom SA                                          107,200     2,979,780
Lagardere S.C.A                                             34,800     2,748,342
Michelin, B Shares                                          20,900     1,918,864
Renault SA                                                  62,300     7,740,563
Sanofi-Aventis                                              68,900     6,071,046
Societe Generale                                            35,385     6,280,667
Total SA                                                   110,600     7,516,797
                                                                      ----------
                                                                      48,043,972
                                                                      ----------
GERMANY - 8.0%
Allianz AG                                                   9,300     1,862,773
Continental AG                                              24,900     3,024,943

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
DaimlerChrysler AG                                          23,300     1,457,225
Deutsche Lufthansa AG                                      162,600     4,560,508
E.ON AG (a)                                                 41,000     5,584,360
Muenchener                                                  43,400     6,867,958
Rueckversicherungs-Gesellschaft AG
RWE AG                                                      44,500     4,668,507
                                                                      ----------
                                                                      28,026,274
                                                                      ----------
GREECE - 0.5%
Public Power Corp.                                          61,000     1,767,266
                                                                      ----------

HONG KONG - 0.6%
China Netcom Group Corp., Ltd.                             462,000     1,155,898
Sino Land Co., Ltd.                                        406,695       918,272
                                                                      ----------
                                                                       2,074,170
                                                                      ----------
HUNGARY - 0.3%
Mol Magyar OLAJ-ES Gazipari Rt. GDR                          9,600       986,400
                                                                      ----------

INDIA - 0.3%
State Bank of India GDR                                     17,600     1,142,240
                                                                      ----------

ISRAEL - 0.4%
Bank Hapoalim BM                                           286,600     1,344,039
                                                                      ----------

ITALY - 4.4%
Buzzi Unicem SpA                                            91,400     2,599,101
ENI SpA                                                    210,800     6,793,441
Fondiaria-SAI SpA                                           60,800     2,758,299
Fondiaria-SAI SpA-RNC                                       18,700       625,758
Italcementi SpA                                             91,700     2,708,037
                                                                      ----------
                                                                      15,484,636
                                                                      ----------
JAPAN - 20.6%
Alps Electric Co., Ltd.                                     55,000       581,110
Canon, Inc.                                                 32,250     1,702,205
EDION Corp.                                                 67,800       957,587
Honda Motor Co., Ltd.                                       47,000     1,847,426
Isuzu Motors, Ltd.                                         342,000     1,720,591
Japan Tobacco, Inc.                                          1,200     5,764,753
JFE Holdings, Inc.                                         140,100     7,793,803
Mitsubishi Corp.                                           129,000     2,622,435
Mitsui Chemicals, Inc.                                     417,000     3,382,949
Mitsui O.S.K. Lines, Ltd.                                  451,000     4,701,569
Nippon Mining Holdings, Inc.                               360,000     2,604,333
Nippon Telegraph & Telephone Corp.                             881     4,408,534
Nissan Motor Co., Ltd.                                     225,100     2,816,233
ORIX Corp.                                                  21,300     6,148,204
Sharp Corp.                                                216,000     3,690,604
Sony Corp.                                                  12,510       577,903
Sumitomo Heavy Industries, Ltd.                            163,000     1,702,877
Sumitomo Mitsui Financial Group, Inc.                          598     6,112,359
The Tokyo Electric Power Co., Inc.                          90,600     3,090,820
Toshiba Corp.                                              281,000     1,799,104
Toyota Motor Corp.                                         105,900     6,971,678
UNY Co., Ltd.                                               90,000     1,172,824
                                                                      ----------
                                                                      72,169,901
                                                                      ----------
NETHERLANDS - 8.4%
ABN AMRO Holding NV                                         97,283     3,124,542
Buhrmann NV                                                107,400     1,612,634
European Aeronautic Defence and Space Co.                  125,160     4,183,249
ING Groep NV                                               216,068     9,491,843
Mittal Steel Co. NV                                        107,652     5,033,486
Royal Dutch Shell plc, A Shares                             99,087     3,359,857
Wolters Kluwer NV                                           89,700     2,695,881
                                                                      ----------
                                                                      29,501,492
                                                                      ----------

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
SOUTH AFRICA - 0.8%
Sanlam, Ltd.                                               554,040     1,442,974
Standard Bank Group, Ltd.                                   59,000       814,180
Tiger Brands, Ltd.                                          20,800       498,571
                                                                     -----------
                                                                       2,755,725
                                                                     -----------
SOUTH KOREA - 1.5%
Honam Petrochemical Corp. (a)                                8,100       655,343
Hyundai Motors Co., Second Preferred                        15,950       657,554
Industrial Bank of Korea GDR (a)                            88,300     1,558,494
Kookmin Bank ADR (a)                                        14,600     1,161,138
LG.Philips LCD Co., Ltd. (a)                                13,600       381,973
POSCO ADR                                                   11,400     1,005,252
                                                                     -----------
                                                                       5,419,754
                                                                     -----------
SPAIN - 1.3%
Repsol YPF SA                                              141,100     4,653,694
                                                                     -----------

SWEDEN - 1.3%
Electrolux AB, B Shares                                    118,500     2,257,635
Svenska Cellusoa AB, B Shares                               44,800     2,403,286
                                                                     -----------
                                                                       4,660,921
                                                                     -----------
SWITZERLAND - 2.0%
Credit Suisse Group                                         81,100     5,752,788
Novartis AG                                                 24,830     1,432,032
                                                                     -----------
                                                                       7,184,820
                                                                     -----------
TAIWAN - 1.1%
China Steel Corp. GDR                                       37,746       767,376
Gigabyte Technology Co., Ltd.                               11,112         8,329
Siliconware Precision Industries Co.                       694,000     1,182,043
Taiwan Semiconductor Manufacturing Co., Ltd.               505,870     1,043,780
United Microelectronics Corp.                            1,570,000       989,365
                                                                     -----------
                                                                       3,990,893
                                                                     -----------
THAILAND - 0.2%
PTT Public Company Ltd. plc                                121,400       701,655
                                                                     -----------

UNITED KINGDOM - 19.4%
AstraZeneca plc                                             81,300     4,551,106
Aviva plc                                                  346,270     5,601,486
Barclays plc                                               410,200     5,984,347
BP Amoco plc                                               125,000     1,321,964
British Aerospace plc                                      485,500     4,001,142
British American Tobacco plc                                75,900     2,310,590
British Energy Group plc (a)                               277,000     2,387,492
Friends Provident plc                                      782,500     3,346,280
George Wimpey plc                                          167,400     1,783,471
Glaxosmithkline plc                                         36,300       980,054
HBOS plc                                                   260,121     5,692,123
Punch Taverns plc                                           91,000     2,054,492
Royal & Sun Alliance Insurance Group plc                   762,188     2,415,904
Royal Bank of Scotland Group plc                           175,100     7,052,764
Royal Dutch Shell plc, B Shares                             45,973     1,544,583
Sainsbury plc                                              410,062     3,503,206
Taylor Woodrow plc                                         235,300     1,889,233
Vodafone Group plc                                       2,512,958     7,352,437
Xstrata plc                                                 96,000     4,509,435
                                                                     -----------
                                                                      68,282,109
                                                                     -----------
TOTAL COMMON STOCKS (COST $249,984,349)                              344,022,236
                                                                     -----------

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ---------     ---------
REPURCHASE AGREEMENTS - 2.2%
Investors Bank & Trust, 3.46%,                           7,626,881     7,626,881
purchased on 1/31/07, due 2/1/07 with a                              -----------
maturity value of $7,627,614.35
(Collateralized fully by various U.S.
Government Obligations)
TOTAL REPURCHASE AGREEMENTS (COST $7,626,881)                          7,626,881
                                                                     -----------

RIGHTS & WARRANTS - 0.0%
UNITED KINGDOM - 0.0%
TI Automotive Ltd., Class A (b)                            190,000             0
                                                                     -----------
TOTAL RIGHTS & WARRANTS (COST $0)                                              0
                                                                     -----------

TOTAL INVESTMENTS (COST $257,611,230) - 99.9%                        351,649,117
                                                                     ===========

------------
Percentages indicated are based on net assets at January 31, 2007.

(a)  Represents non-income producing security.

(b)  Illiquid security, represents 0.00% of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2007

INDUSTRY                                  PERCENT OF NET ASSETS
--------                                  ---------------------
Aerospace & Defense                                2.3%
Automotive                                         8.0%
Banking & Financial Services                      23.0%
Building & Construction                            3.2%
Chemicals                                          2.5%
Computer Related                                   0.0%
Distribution/Wholesale                             0.5%
Drugs - Medical                                    3.7%
Electrical                                         6.0%
Electronic Components & Semiconductors             1.9%
Food & Beverage                                    1.1%
Insurance                                          8.1%
Manufacturing                                      2.4%
Metals & Mining                                    9.6%
Oil & Gas                                         10.8%
Publishing                                         1.5%
Real Estate                                        0.3%
Repurchase Agreement                               2.2%
Retail                                             1.7%
Telecommunications                                 5.0%
Tobacco                                            2.3%
Transportation Services                            3.8%
                                                  -----
Total Investments                                 99.9%

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)


                                                          SHARES       VALUE ($)
                                                        ----------     ---------
COMMON STOCKS - 97.8%
ADVERTISING - 1.7%
Monster Worldwide, Inc. (a)                               75,000       3,705,750
                                                                     -----------

AEROSPACE & DEFENSE - 2.1%
Esterline Technologies Corp. (a)                          51,900       2,074,443
Hexcel Corp. (a)                                         140,600       2,705,144
                                                                     -----------
                                                                       4,779,587
                                                                     -----------
BANKING - 2.0%
East West Bancorp, Inc.                                  115,800       4,446,720
                                                                     -----------

BIOTECHNOLOGY - 1.5%
Invitrogen Corp. (a)                                      54,400       3,330,912
                                                                     -----------

CASINOS & GAMBLING - 2.3%
Pinnacle Entertainment, Inc. (a)                          66,600       2,299,698
Station Casinos, Inc.                                     33,500       2,787,200
                                                                     -----------
                                                                       5,086,898
                                                                     -----------
COMMERCIAL SERVICES - 5.0%
Alliance Data Systems Corp. (a)                           53,800       3,654,634
Schawk, Inc., Class A                                    131,100       2,329,647
Sotheby's Holdings, Inc.                                 138,600       5,139,288
                                                                     -----------
                                                                      11,123,569
                                                                     -----------
COMPUTER SOFTWARE - 10.8%
Business Objects S.A. ADR (a)                             59,400       2,235,816
CheckFree Corp. (a)                                       81,800       3,388,974
Citrix Systems, Inc. (a)                                  77,000       2,438,590
Red Hat, Inc. (a)                                        128,400       2,918,532
Satyam Computer Services Ltd. ADR                        113,500       2,642,280
Sina Corp. (a)                                            85,600       3,061,912
SRA International, Inc., Class A (a)                     110,100       2,785,530
Transaction Systems Architects, Inc.,                    128,300       4,638,045
                                                                     -----------
Class A (a)
                                                                      24,109,679
                                                                     -----------
CONSUMER PRODUCTS - 1.3%
Jarden Corp. (a)                                          80,000       2,933,600
                                                                     -----------

DIVERSIFIED MANUFACTURING OPERATIONS -7.3%
Actuant Corp., Class A                                    35,700       1,777,503
AMETEK, Inc.                                             202,500       7,018,650
IDEX Corp.                                               116,700       6,056,730
Volcano Corp. (a)                                         74,400       1,438,896
                                                                     -----------
                                                                      16,291,779
                                                                     -----------
EDUCATION - 0.9%
Corinthian Colleges, Inc. (a)                            161,079       2,103,692
                                                                     -----------

ELECTRONIC COMPONENTS & SEMICONDUCTORS - 8.7%
Atmel Corp. (a)                                          559,200       3,344,016
ATMI, Inc. (a)                                            88,300       2,952,752
Cognos, Inc. (a)                                         166,000       7,159,580
Silicon Laboratories Inc. (a)                             83,500       2,681,185
Varian Semiconductor Equipment                            78,950       3,248,793
Associates, Inc. (a)                                                 -----------
                                                                      19,386,326
                                                                     -----------

                                                          SHARES       VALUE ($)
                                                        ----------     ---------
ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a)                               54,300       2,365,851
                                                                     -----------

FINANCIAL SERVICES - 5.6%
Affiliated Managers Group, Inc. (a)                       51,400       5,725,960
eFunds Corp. (a)                                         167,900       4,486,288
Jefferies Group, Inc.                                     76,800       2,262,528
                                                                     -----------
                                                                      12,474,776
                                                                     -----------
HEALTH CARE - 12.7%
Charles River Laboratories International, Inc. (a)        71,500       3,217,500
CYTYC Corp. (a)                                          125,600       3,632,352
Manor Care, Inc.                                          78,000       4,152,720
Omnicare, Inc.                                           100,500       4,039,095
Pediatrix Medical Group, Inc. (a)                         67,500       3,546,450
Respironics, Inc. (a)                                    183,300       7,808,580
Ventana Medical Systems (a)                               52,800       2,222,880
                                                                     -----------
                                                                      28,619,577
                                                                     -----------
HOTELS & LODGING - 1.0%
Strategic Hotels and Resorts, Inc.                       104,500       2,248,840
                                                                     -----------

MEDIA - 3.1%
Dreamworks Animation SKG, Inc. (a)                        82,300       2,319,214
Meredith Corp.                                            76,600       4,516,336
                                                                     -----------
                                                                       6,835,550
                                                                     -----------
OIL & GAS - 8.2%
Chesapeake Energy Corp.                                   89,200       2,641,212
Consol Energy, Inc.                                       74,200       2,554,706
Denbury Resources, Inc. (a)                              140,800       3,900,160
Grant Prideco, Inc. (a)                                   74,500       2,918,910
Massey Energy Co.                                        128,000       3,032,320
Smith International, Inc.                                 79,900       3,170,432
                                                                     -----------
                                                                      18,217,740
                                                                     -----------
PHARMACEUTICALS - 9.8%
Alexion Pharmaceuticals, Inc. (a)                         73,204       3,043,090
Elan Corp. PLC ADR (a)                                   536,300       6,676,935
MGI Pharma, Inc. (a)                                     183,900       3,534,558
OSI Pharmaceuticals, Inc. (a)                            187,300       6,371,946
Santarus, Inc. (a)                                       331,900       2,310,024
                                                                     -----------
                                                                      21,936,553
                                                                     -----------
PUBLISHING - 2.0%
Dow Jones & Co., Inc.                                    117,300       4,423,383
                                                                     -----------

REAL ESTATE - 0.4%
Northstar Realty Finance Corp.                            53,400         942,510
                                                                     -----------

RETAIL - 5.2%
Dick's Sporting Goods, Inc. (a)                           67,900       3,496,171
P.F. Chang's China Bistro, Inc. (a)                       33,500       1,326,935
PETsMART, Inc.                                           145,800       4,452,732
Rite Aid Corp. (a)                                       393,200       2,422,112
                                                                     -----------
                                                                      11,697,950
                                                                     -----------
TELECOMMUNICATIONS - 3.1%
Comverse Technology, Inc. (a)                            101,200       1,958,220
Polycom, Inc. (a)                                        145,200       4,881,624
                                                                     -----------
                                                                       6,839,844
                                                                     -----------
TRANSPORTATION - 2.0%
J.B. Hunt Transport Services, Inc.                       181,400       4,558,582
                                                                     -----------
TOTAL COMMON STOCKS (COST $178,953,390)                              218,459,668
                                                                     -----------

                                                          SHARES       VALUE ($)
                                                        ----------     ---------
INVESTMENT COMPANIES -1.6%
HSBC Investor Money Market Fund                        3,661,519       3,661,519
                                                                     -----------

Class I Shares, 5.23% (b) *
TOTAL INVESTMENT COMPANIES (COST $3,661,519)                           3,661,519
                                                                     -----------

TOTAL INVESTMENTS (COST $182,614,909) - 99.4%                        222,121,187
                                                                     ===========
------------
Percentages indicated are based on net assets at January 31, 2007.

(a)  Represents non-income producing security

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

*    Investment in affiliate

ADR - American Depository Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)         JANUARY 31, 2007

     1.   ORGANIZATION:

The HSBC Advisor Funds Trust (the "Advisor Trust"), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Advisor Trust contains the following funds (individually a "Feeder Fund", collectively the "Feeder Funds"):

          FUND                                            SHORT NAME
          ----                                            ----------
          HSBC Investor Core Plus Fixed Income Fund       Core Plus Fixed Income Fund
          HSBC Investor International Equity Fund         International Equity Fund
          HSBC Investor Small Cap Equity Fund             Small Cap Equity Fund

The HSBC Investor Portfolios (the "Portfolio Trust") is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following funds (individually a "Portfolio", collectively the "Portfolios"):

          PORTFOLIO                                       SHORT NAME
          ---------                                       ----------
          HSBC Investor Core Plus Fixed Income Portfolio  Core Plus Fixed Income Portfolio
          HSBC Investor International Equity Portfolio    International Equity Portfolio
          HSBC Investor Small Cap Equity Portfolio        Small Cap Equity Portfolio

The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Core Plus Fixed Income Fund, the International Equity Fund, and the Small Cap Equity Fund utilize the master feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their Respective Portfolios (as defined below).

                                                                  PROPORTIONATE
                                                                   INTEREST ON
FEEDER FUND                   RESPECTIVE PORTFOLIO              JANUARY 31, 2007
-----------                   --------------------              ----------------
Core Plus Fixed Income Fund   Core Plus Fixed Income Portfolio        70.5%
International Equity Fund     International Equity Portfolio          86.7%
Small Cap Equity Fund         Small Cap Equity Portfolio              80.1%

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments should be read in conjunction with the Schedules of Portfolio Investments of the Feeder Funds.

     2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

SECURITIES VALUATION:


A.   FEEDER FUNDS

The Feeder Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios are recorded at value as more fully discussed in the following note.

B.   PORTFOLIOS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

SECURITIES TRANSACTIONS AND RELATED INCOME:

A.   FEEDER FUNDS

The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios. In addition, the Feeder Funds accrue their own expenses daily as incurred.

B.   PORTFOLIOS

During the period, security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, changes in holdings are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

FUTURES CONTRACTS:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At January 31, 2007, the Core Plus Fixed Income Portfolio held illiquid securities representing 0.03% of net assets.

The illiquid securities held as of January 31, 2007 are identified below:

                                    ACQUISITION  ACQUISITION  PRINCIPAL   VALUE
           SECURITY NAME               DATE        COST ($)   AMOUNT ($)   ($)
           --------------           -----------  -----------  ---------  -------
CORE PLUS FIXED INCOME PORTFOLIO
FHA Weyerhauser, 7.43%, 1/1/24       3/28/2002      32,250      33,721    33,721


FEDERAL INCOME TAX INFORMATION:

At January 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                        NET
                                                                        TAX          UNREALIZED
                                                  TAX UNREALIZED     UNREALIZED     APPRECIATION
FUND NAME                            TAX COST      APPRECIATION     DEPRECIATION    DEPRECIATION
---------                            --------      ------------    --------------  --------------
Core Plus Fixed Income Portfolio   $142,862,735      $112,428        $(815,488)      $(703,060)
International Equity Portfolio      257,913,826     95,663,642      (1,928,351)      93,735,291
Small Cap Equity Portfolio          183,557,578     42,451,738      (3,888,129)      38,563,609

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S
     DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Advisor Funds Trust
------------------------

By      /s/ Richard A. Fabietti
        -----------------------
        Richard A. Fabietti
        President

Date    3/28/07


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By      /s/ Richard A. Fabietti
        -----------------------
        Richard A. Fabietti
        President

Date

By      /s/ Troy A. Sheets
        -----------------------
        Troy A. Sheets
        Treasurer

Date   .       3/28/07